UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
                                                   ------------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           PI Investment Management Limited
                -------------------------------------------
Address:        5th Floor, Alexandra House, The Sweepstakes
                -------------------------------------------
                Ballsbridge, Dublin 4, IRELAND
                -------------------------------------------

Form 13F File Number:   028-11988
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Patti Eyers
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          011 353 1 6699220
                -----------------------

Signature, Place and Date of Signing:


           /s/ Patti Eyers             Dublin, Ireland            10/20/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  28
                                                 --------------------

Form 13F Information Table Value Total:                $497,480
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                                   Column 8  Column 8  Column 8
                                   Title of              Value (USD)  No. of Investment  Other     Voting    Voting    Voting
Stock Name                          Class       CUSIP      $1,000     Shares Discretion Managers    Sole     Shared     None
----------                          -----       -----      ------     ------ ---------- --------    ----     ------     ----


AFLAC INC                          Common     001055102    22,585     440,683   Sole      None     440,683
ALTRIA GROUP INC                   Common     02209S103    11,339     586,013   Sole      None     586,013
AUTO DATA PROCESS                  Common     053015103    15,681     376,504   Sole      None     376,504
BECTON DICKINSON & CO              Common     075887109    14,026     176,470   Sole      None     176,470
CISCO SYSTEMS INC                  Common     17275R102    15,136     694,649   Sole      None     694,649
CITIGROUP INC                      Common     172967101    12,326     694,401   Sole      None     694,401
EMERSON ELECTRIC CO                Common     291011104    20,789     540,545   Sole      None     540,545
EXXON MOBIL CORP                   Common     30231G102    13,831     186,749   Sole      None     186,749
FISERV INC                         Common     337738108    13,558     295,501   Sole      None     295,501
GEN DYNAMICS CORP                  Common     369550108    22,859     320,155   Sole      None     320,155
HEWLETT-PACKARD CO                 Common     428236103    13,579     304,805   Sole      None     304,805
ILLINOIS TOOL WKS INC              Common     452308109    11,742     274,341   Sole      None     274,341
JOHNSON & JOHNSON                  Common     478160104    48,056     718,325   Sole      None     718,325
JOHNSON CONTROLS INC               Common     478366107    18,525     631,816   Sole      None     631,816
M & T BANK CORP                    Common     55261F104    12,809     160,110   Sole      None     160,110
MCDONALDS CORPORATION              Common     580135101    12,147     201,904   Sole      None     201,904
MEDTRONIC INC                      Common     585055106    20,216     409,569   Sole      None     409,569
MICROSOFT CORP                     Common     594918104    15,103     603,881   Sole      None     603,881
NIKE INC                           Common     654106103    20,203     310,572   Sole      None     310,572
OMNICOM GROUP INC.                 Common     681919106    13,364     356,764   Sole      None     356,764
PHILIP MORRIS
  INTERNATIONAL INC                Common     718172109    27,504     587,683   Sole      None     587,683
REPUBLIC SERVICES INC              Common     760759100    13,959     466,538   Sole      None     466,538
ROCKWELL COLLINS INC               Common     774341101    22,359     480,295   Sole      None     480,295
TAIWAN SEMICONDUCTOR MANUFACT
  CO ADR                           ADR        874039100        16       1,847   Sole      None       1,847
TARGET CORP                        Common     87612E106    13,010     274,752   Sole      None     274,752
WAL MART STORES INC                Common     931142103    39,763     680,295   Sole      None     680,295
WALGREEN CO                        Common     931422109    19,402     625,883   Sole      None     625,883
WELLS FARGO & CO                   Common     949746101    13,593     408,825   Sole      None     408,825

                                                          497,480
